Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Current Liabilities
The components of other current liabilities were as follows:

	December 31,	December 31,
	2021	2020
	(in thousands)
Warrant liability	$—	$558
Other current liabilities	324	28
Current portion of capital lease	49	48
Contingent liability	761	—
Working capital liability	1,685	6,805
Total other current liabilities	$2,819	$7,439